Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Presentation Of Income

     The following table is the presentation of income for the year ended December 31, 2012 as if we had completed the EMAC acquisition on February 23, 2012, the inception date of CMM, which acquired EMAC (In thousands, except per unit data):

	Year Ended December 31, 2012
	Crestwood
	Midstream	Proforma
	Partners LP	Adjustment (1)	Combined
Operating revenues	$239,463	$9,950	$249,413
Operating expenses	(163,603)	(7,168)	(170,771)
Operating income	$75,860	$2,782	$78,642
Basic earnings per limited partner unit(2)	$0.37		$0.37
Diluted earnings per limited partner unit (2)	$0.37		$0.37
Weighted-average number of limited partner units: (2)
Basic	45,223		45,223
Diluted	45,420		45,420

(1) Represents approximately ten months of operating income for the EMAC acquisition prior to the acquisition.

(2) Earnings related to the recast of our historical results due to the acquisition of our 65% membership interest in CMM were allocated to the General Partner. As a result, there was no impact to our basic or diluted earnings per limited partner unit.

     The following tables are the presentation of income for the years ended December 31, 2011 and 2010 as if we had completed the Las Animas, Frontier Gas and Tristate Acquisitions on January 1, 2010 (In thousands, except per unit data):

	Year Ended December 31, 2011
	Crestwood
	Midstream	Proforma
	Partners LP (1)	Adjustment (2)	Combined
Operating revenues	$205,820	$25,827	$231,647
Operating expenses, net of gain from exchange of property,
plant and equipment	(131,949)	(22,911)	(154,860)
Operating income	$73,871	$2,916	$76,787
Basic earnings per limited partner unit:	$1.00		$0.87
Diluted earnings per limited partner unit:	$1.00		$0.87
Weighted-average number of limited partner units:
Basic	37,206		38,835
Diluted	37,320		38,949

	Year Ended December 31,2010
	Crestwood
	Midstream	Proforma
	Partners LP	Adjustment (3)	Combined
Operating revenues	$113,590	$74,217	$187,807
Operating expenses	(65,718)	(70,295)	(136,013)
Operating income	$47,872	$3,922	$51,794
Basic earnings per limited partner unit:	$1.11		$0.80
Diluted earnings per limited partner unit:	$1.03		$0.75
Weighted-average number of limited partner units:
Basic	29,070		35,561
Diluted	31,316		37,807

(1) Includes eleven months of operating income for the Las Animas Acquisition, nine months of operating income for the Frontier Gas Acquisition and two months of operating income for the Tristate Acquisition.

(2) Represents approximately one month of operating income for the Las Animas Acquisition, three months of operating income for the Frontier Gas Acquisition and ten months of operating income for the Tristate Acquisition, prior to the respective acquisition.

(3) Represents operating income for the Las Animas Acquisition, the Frontier Gas Acquisition and the Tristate Acquisition for the year ended December 31, 2010.

Antero Acquisition [Member]
Schedule Of Purchase Price Allocation

Purchase price:
Cash	$381,718
Total purchase price	$381,718
Purchase price allocation:
Property, plant and equipment	$90,562
Intangible assets	291,218
Total assets	$381,780
Asset retirement obligation	$62
Total liabilities	$62
Total	$381,718

EMAC Acquisition [Member]
Schedule Of Purchase Price Allocation

Purchase price:
Cash	$95,000
Total purchase price	$95,000
Preliminary purchase price allocation:
Property, plant and equipment	$45,938
Intangible assets	49,817
Total assets	$95,755
Asset retirement obligation	$755
Total liabilities	$755
Total	$95,000

Devon Acquisition [Member]
Schedule Of Purchase Price Allocation

Purchase price:
Cash	$87,247
Total purchase price	$87,247
Preliminary purchase price allocation:
Property, plant and equipment	$41,555
Intangible assets	46,959
Total assets	$88,514
Asset retirement obligation	$540
Property tax liability	527
Environmental liability	200
Total liabilities	$1,267
Total	$87,247

Frontier Gas [Member]
Schedule Of Purchase Price Allocation

Purchase price:
Cash	$344,562
Purchase price allocation:
Accounts receivable	$335
Prepaid expenses and other	750
Property, plant and equipment	144,505
Intangible assets	114,200
Goodwill	93,628
Other assets	178
Total assets	$353,596
Current portion of capital leases	$2,576
Accounts payable, accrued expenses and other	64
Long-term capital leases	6,011
Asset retirement obligations	383
Total liabilities	$9,034
Total	$344,562

Tristate [Member]
Schedule Of Purchase Price Allocation

Purchase price:
Cash	$64,359
Deferred payment	8,000
Total purchase price	$72,359
Purchase price allocation:
Cash	$589
Accounts receivable	2,564
Prepaid expenses and other	364
Property, plant and equipment	55,568
Intangible assets	12,000
Goodwill	4,053
Total assets	$75,138
Accounts payable, accrued expenses and other	$1,915
Asset retirement obligation	864
Total liabilities	$2,779
Total	$72,359